Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

5. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). Fair value is determined based on a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. An asset or liability’s classification is based on the lowest level of input that is significant to the fair value measurement.

Assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1 –	Quoted market prices in active markets for identical assets or liabilities.

Level 2 –	Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3 –	Unobservable inputs reflecting management’s own assumptions

The following is a description of the valuation methodologies used for assets and liabilities measured at fair value:

Mutual funds: Valued at quoted market prices of shares held by the Plan at year-end.

Company’s common stock: Valued at the last reported sales price on the last business day of the Plan year.

Common collective trust funds: Valued using the market approach at a net asset value per share (“NAV” as a practical expedient) determined by the portfolio’s sponsor based on the fair value of underlying investments held by the fund on the last business day of the Plan year. These are not classified in the fair value hierarchy table. The fair values are included in the table to allow reconciliation of the fair value hierarchy to the fair value of investments per the statements of net assets available for benefits.

The stable value common collective trust fund measured at net asset value may impose, in its sole discretion, a prior notice period of up to 12 months for any plan initiated withdrawal of assets. Certain funds may also require that within 90 days from withdrawal, money from the funds cannot be invested directly into a competing fund. Certain funds retain the right to reject transactions where market timing activity is detected. Rejection can occur within 90 days, or for multiple infractions, rejection can be temporary or permanent. Generally, completing two ‘round trips’ within 60 days is considered market timing. A round trip consists of purchase or exchange if followed by or preceded by redemption or exchange out. Others retain discretion to limit the maximum withdrawal as of any date to the greater of $2,000,000 or 5% of the value of the investment.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at Fair Value as of December 31, 2025
	Level I	Level II	Total
Mutual funds	$12,078,704	$-	$12,078,704
Company’s common stock	507,925	-	507,925
Total assets in the fair value hierarchy	12,586,629	-	12,586,629
Common collective trust funds measured at NAV, practical expedient			9,604,165
Investments at fair value			$22,190,794

	Assets at Fair Value as of December 31, 2024
	Level I	Level II	Total
Mutual funds	$11,007,824	$-	$11,007,824
Company’s common stock	790,547	-	790,547
Total assets in the fair value hierarchy	11,798,371	-	11,798,371
Common collective trust funds measured at NAV, practical expedient			8,895,806
Investments at fair value			$20,694,177